Cash In Reserve	12 Months Ended
Dec. 31, 2012
Cash In Reserve [Abstract]
Cash in Reserve

9.            Cash in Reserve

Cash in reserve as at December 31, 2012 was  $54 million (2011 – $469 million).  The monies, which are not available for general operating use, are segregated or held in escrow and include amounts received from counterparties related to jointly controlled assets.  As at December 31, 2011, the Company also had amounts placed in escrow for a possible qualifying like-kind exchange for U.S. income tax purposes.